Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
ATM operating revenues	$ 1,007,765		$ 854,196		$ 743,662
ATM product sales and other revenues	47,056		22,290		36,787
Total revenues	1,054,821		876,486		780,449
Cost of revenues:
Cost of ATM operating revenues (excludes depreciation, accretion, and amortization of intangible assets shown separately below. See Note 1)	659,350		573,959		502,682
Cost of ATM product sales and other revenues	44,698		21,328		33,405
Total cost of revenues	704,048		595,287		536,087
Gross profit	350,773		281,199		244,362
Operating expenses:
Selling, general, and administrative expenses	113,470		84,592		65,525
Acquisition-related expenses	18,050	[1]	15,400	[1]	3,332	[1]
Depreciation and accretion expense	75,622	[2]	68,480	[2]	61,499	[2]
Amortization of intangible assets	35,768		27,336		21,712
Loss on disposal of assets	3,224		2,790		1,787
Total operating expenses	246,134		198,598		153,855
Income from operations	104,639		82,601		90,507
Other expense:
Interest expense, net	20,776		21,155		21,161
Amortization of deferred financing costs and note discount	13,036		1,931		896
Redemption costs for early extinguishment of debt	9,075
Other income, net	(1,616)		(3,150)		(1,821)
Total other expense	41,271		19,936		20,236
Income before income taxes	63,368		62,665		70,271
Income tax expense	28,174		42,018		27,009
Net income	35,194		20,647		43,262
Net loss attributable to noncontrolling interests	(1,946)		(3,169)		(329)
Net income attributable to controlling interests and available to common stockholders	$ 37,140		$ 23,816		$ 43,591
Net income per common share - basic	$ 0.83		$ 0.52		$ 0.97
Net income per common share - diluted	$ 0.82		$ 0.52		$ 0.96
Weighted average shares outstanding - basic	44,338,408		44,371,313		43,469,175
Weighted average shares outstanding - diluted	44,867,304		44,577,635		43,875,332

[1]	Acquisition-related expenses include nonrecurring costs incurred for professional and legal fees and certain transition and integration-related costs, including contract termination costs and facility exit costs, related to acquisitions.
[2]	Amounts exclude 49% of the expenses incurred by the Company’s Mexico subsidiary as such amounts are allocable to the noncontrolling interest stockholders